Service Concession Arrangements (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	₩ 399,033
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	679,301
Less than 1 year
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	116,790
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	27,803
1~2 Years
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	116,790
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	27,929
2~3 Years
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	116,790
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	27,863
Over 3 years
Disclosure of detailed information about service concession arrangements [Line Items]
Gas Complex - Thermal Power Plant at Ilijan, Philippines (BOT)	48,663
Hydroelectric Power Generation at Semangka, Indonesia (BOT)	₩ 595,706